Note 4 - Personnel Expenses, Including Share-based Compensation - Summary of Movements in Number of RSUs and Options (Details)	2 Months Ended	12 Months Ended
	Feb. 28, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at period start, options	40,000	40,000	100,000
Outstanding at beginning of period, options, weighted average grant date fair value (in dollars per share) | $ / shares	$ 5.62	$ 5.62	$ 3.4
Regular awards during the year, RSUs	1,853,450
Regular awards during the year RSUs, weighted average grant date fair value (in dollars per share) | $ / shares	$ 19.67
Regular awards during the year, options			0
Regular awards during the year, options, weighted average grant date fair value (in dollars per share) | $ / shares			$ 0
Forfeited during the year, options			0
Forfeited during the year, options, weighted average grant date fair value (in dollars per share) | $ / shares			$ 0
Exercised during the year, options			(60,000)
Exercised during the year, options, weighted average grant date fair value (in dollars per share) | $ / shares			$ 1.92
Outstanding at period end, options		40,000	40,000
Outstanding at period end, options, weighted average grant date fair value (in dollars per share) | $ / shares		$ 5.62	$ 5.62
RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at period start, RSUs	1,417,254	1,918,473	1,785,275
Outstanding at beginning of period, RSUs, weighted average grant date fair value (in dollars per share) | $ / shares	$ 9.54	$ 8.67	$ 9.9
Regular awards during the year, RSUs		390,000	934,359
Regular awards during the year RSUs, weighted average grant date fair value (in dollars per share) | $ / shares		$ 12.58	$ 8.39
Dividend adjustment awards during the year (in shares)		89,946	257,551
Forfeited during the year, RSUs		(19,295)	(50,203)
Forfeited during the year RSUs, weighted average grant date fair value (in dollars per share) | $ / shares		$ 8.84	$ 8.66
Exercised during the year, RSUs		(961,870)	(1,008,509)
Exercised during the year RSUs, weighted average grant date fair value (in dollars per share) | $ / shares		$ 8.16	$ 8.37
Outstanding at period end, RSUs		1,417,254	1,918,473
Outstanding at period end RSUs, weighted average grant date fair value (in dollars per share) | $ / shares		$ 9.54	$ 8.67
Kunlun Tech RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at period start, RSUs	5,704,324	6,292,500	2,925,000
Outstanding at beginning of period, RSUs, weighted average grant date fair value (in dollars per share) | $ / shares	$ 2.23	$ 1.86	$ 1.22
Regular awards during the year, RSUs		1,610,824	6,200,000
Regular awards during the year RSUs, weighted average grant date fair value (in dollars per share) | $ / shares		$ 3.22	$ 2.01
Forfeited during the year, RSUs			(2,000,000)
Forfeited during the year RSUs, weighted average grant date fair value (in dollars per share) | $ / shares			$ 1.68
Exercised during the year, RSUs		(2,199,000)	(832,500)
Exercised during the year RSUs, weighted average grant date fair value (in dollars per share) | $ / shares		$ 1.72	$ 1.1
Outstanding at period end, RSUs		5,704,324	6,292,500
Outstanding at period end RSUs, weighted average grant date fair value (in dollars per share) | $ / shares		$ 2.23	$ 1.86